Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Goodwill	$ 640,855	$ 617,272	$ 640,184
Matrix [Member]
Disclosure of operating segments [line items]
Goodwill	215,428	200,440
Sapiens [Member]
Disclosure of operating segments [line items]
Goodwill	311,489	303,955
Magic [Member]
Disclosure of operating segments [line items]
Goodwill	95,006	98,189
Michpal [Member]
Disclosure of operating segments [line items]
Goodwill	$ 18,932	$ 14,688